Acquisitions (Pro Forma Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Chatom processing, gathering and fractionation plant [Member]
Business Combination, Pro Forma Information [Abstract]
Revenue	$ 246,342	$ 296,387
Net income (loss)	(4,319)	(10,411)
Limited partners’ net income (loss) per unit	(0.49)	(1.53)
Burns Point Plant [Member]
Business Combination, Pro Forma Information [Abstract]
Revenue		249,908	216,585
Net income (loss)		$ 11,741	$ 8,844
Limited partners’ net income (loss) per unit	(1.65)	(1.70)